Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
General
General
Our Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have effective control and all variable interest entities (“VIEs”) for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Use of estimates
Use of estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangible assets, investment in finance leases, net, investments, trade receivables and notes receivable, deferred tax assets, unrecognized tax benefits and maintenance liabilities. Actual results may differ from our estimates under different conditions, sometimes materially.
Risk and Uncertainties
Risk and Uncertainties
In the normal course of business, we encounter several significant types of economic risk, including credit risk, market risk and risks associated with exposure to the aviation industry. Credit risk is the risk of a lessee’s inability or unwillingness to make contractually required payments and to fulfill its other contractual obligations. Market risk reflects the change in the value of financings due to changes in interest rate spreads or other market factors, including the value of collateral underlying financings. Risks associated with exposure to the aviation industry include the risk of a downturn in the commercial aviation industry, which could adversely impact lessee ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s flight equipment.
We face significant competition and our business may be adversely affected if market participants change as a result of restructuring or bankruptcies, mergers and acquisitions, or new entities entering or exiting the industry. After a sustained period of relatively low inflation rates, rates of inflation increased significantly during the years ended December 31, 2023 and 2022, reaching or exceeding recent historical highs in the United States, the European Union, the United Kingdom, and other countries. Rates of inflation have decreased in a number of these countries during the year ended December 31, 2024. However, recent political developments, including the change in the U.S. presidential administration, could result in tariffs or other new policies which could be inflationary. High rates of inflation may have a number of adverse effects on our business. Inflation may increase the costs of goods, services and labor used in our operations, thereby increasing our expenses. Increased global inflation has contributed to rising interest rates, which may affect our lease revenues, our interest expense, the market value of our interest rate derivatives, and the market value of our flight equipment.
We are exposed to geopolitical, economic and legal risks associated with the international operations of our business and those of our lessees, including many of the economic and political risks associated with emerging markets. We are exposed to concentrated political and economic risks in certain geographical regions in which our lessees are concentrated. The Russian invasion of Ukraine and the impact of resulting sanctions by the United States, the European Union, the United Kingdom and other countries has adversely affected and may continue to affect our business and financial condition, results and cash flows. We are pursuing claims in the London Commercial Court with respect to our assets that remain in Russia against the insurers under our C&P Policy and against our reinsurers under our former Russian lessees’ insurance policies. During the year ended December 31, 2024, we recognized net recoveries related to Ukraine Conflict of $195 million, primarily pursuant to settlements with insurers under our C&P Policy. We intend to continue to vigorously pursue all remaining insurance claims. However, the collection, amount and timing of any potential further recoveries under our C&P Policy is uncertain. Refer to Note 25—Net (recoveries) charges related to Ukraine Conflict and Note 31—Commitments and Contingencies for further details.
The supply of commercial aircraft is dominated by Airbus and Boeing and there are a limited number of engine manufacturers. There is a risk that disruptions, including supply chain issues, manufacturing and quality control issues, labor strikes, and any financial instability, at any of these manufacturers may affect our revenues, results of operations, net income and operating cash flows, as our ability to deliver new aircraft and engines to our lessees depends on these manufacturers timely fulfilling their contractual delivery obligations to us.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less.
Restricted cash
Restricted cash
Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to maintain the aircraft securing the debt and to provide debt service payments of principal and interest.
Trade receivables	Trade receivables Trade receivables represent unpaid, current lessee rental obligations under existing lease contracts.
Flight equipment held for operating leases, net
Flight equipment held for operating leases, net
Flight equipment held for operating leases is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value on a straight-line basis over the useful life of the asset. The costs of improvements to flight equipment are normally recorded as leasing expenses unless the improvement increases the long-term value of the flight equipment. In that case, the capitalized improvement cost is depreciated over the estimated remaining useful life of the asset.

	Useful Life (a)	Residual Value (b)
Passenger aircraft	25 years	15%
Freighter aircraft	35 years	15%
Helicopters	30 years	20%
Engines	20 years	60%

(a)    Useful life may be determined to be a different period depending on the disposition strategy.
(b)    Estimated industry price, except where more relevant information indicates that a different residual value is more appropriate.
We periodically review the estimated useful lives and residual values of our flight equipment based on our industry knowledge, external factors, such as current market conditions, and changes in our disposition strategies, to determine if they are appropriate, and record adjustments to depreciation rates prospectively on an individual asset basis, as necessary.
We test flight equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The quarterly impairment assessments are primarily triggered by potential sale transactions, leasing transactions, early terminated leases, credit events impacting lessees or forecasted significant and permanent declines in the demand for asset types. The quantitative impairment test is performed at the lowest level for which identifiable cash flows are largely independent of other groups of assets, which is the individual asset, including the lease-related assets and liabilities of that asset, such as the maintenance rights assets, lease incentives, and maintenance liabilities (the “Asset Group”). If the sum of the expected undiscounted future cash flows is less than the carrying value of the Asset Group, an impairment loss is recognized. The loss is measured as the excess of the carrying value of the Asset Group over its estimated fair value.
Fair value reflects the present value of future cash flows expected to be generated from the assets, including its expected residual value, discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar assets and industry trends.
On an annual basis, we also perform an assessment of all assets older than five years and held for operating leases to identify potential impairment by reference to estimated future cash flows at the Asset Group level, and perform a quantitative impairment test. We apply significant judgment in assessing whether an impairment is necessary and in estimating significant input assumptions including the future lease rates, maintenance cash flow forecasts, the residual value and the discount rate when performing quantitative impairment tests.
During the lease term, our leases require that the lessee maintain our flight equipment and either provide periodic maintenance rental payments during the lease or provide EOL compensation payments based on the maintenance usage of the flight equipment. In addition, upon lease expiry, the flight equipment undergoes inspection to verify compliance with lease return conditions. We believe that the requirement that the lessee compensate us for the maintenance usage of the flight equipment and our emphasis on maintenance and inspection helps preserve residual values and generally helps us to recover our investment in our leased flight equipment.

Capitalization of interest
Capitalization of interest
We capitalize interest on prepayments of forward order flight equipment and add such amounts to prepayments on flight equipment. The amount of interest capitalized is the amount of interest costs which could have been avoided in the absence of such prepayments.
Investment in finance and sales-type leases, net
Investment in finance and sales-type leases, net (“Investment in finance leases, net”)
Finance leases include direct financing leases and sales-type leases. If a lease meets specific criteria under U.S. GAAP, we recognize the lease in investment in finance leases, net in our Consolidated Balance Sheets and de-recognize the asset from flight equipment held for operating lease. For sales-type leases, we recognize the difference between the asset carrying value and the amount recognized in investment in finance leases, net, in net gain on sale of assets in our Consolidated Income Statements. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the flight equipment on the lease termination date, less the unearned income and net of the allowance for credit losses. Expected unguaranteed residual values are based on our assessment of the values of the flight equipment and, if applicable, the estimated EOL payments expected at the expiration of the lease. The unearned income is recognized as lease revenue over the lease term, using the interest method to produce a constant yield over the life of the lease.
Maintenance rights and lease premium, net & Other intangibles, net
Maintenance rights and lease premium, net
Maintenance rights assets are recognized at fair value when we acquire flight equipment subject to existing leases. These assets represent the contractual right to receive the aircraft in a specified maintenance condition at the end of the lease under lease contracts with EOL payment provisions, or our right to receive the aircraft in better maintenance condition due to aircraft maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held under lease contracts with maintenance reserve provisions, or through a lessor contribution to the lessee. Amortization of maintenance rights assets is event-driven, and maintenance rights assets are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
For leases with EOL maintenance provisions, upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL maintenance rights asset, and we recognize leasing expenses when the EOL maintenance rights asset exceeds the EOL cash received. For leases with maintenance reserve payment provisions, we recognize maintenance rights expense at the time the lessee submits a reimbursement claim and provides the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage.
Lease premium assets represent the value of an acquired lease where the contractual rental payments are above the market rate. We amortize the lease premium assets on a straight-line basis over the term of the lease as a reduction of lease revenue.
Other intangibles, net
Other intangible assets primarily consist of customer relationships recorded at fair value when we acquired International Lease Finance Corporation (“ILFC”). Other intangible assets are amortized over the period during which we expect to derive economic benefits from such assets. The amortization expense is recorded in depreciation and amortization. We evaluate other intangible assets for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Associated companies
Associated companies
Unconsolidated investments where we do not have a controlling financial interest, but over which we have significant influence, are accounted for using the equity method of accounting. Under the equity method of accounting, we recognize our share of earnings and losses based on our ownership percentage of such investments in equity in net earnings (losses) of investments accounted for under the equity method in our Consolidated Income Statements. The carrying amount of the equity method investment is included in Associated companies on our Consolidated Balance Sheets. Refer to Note 10—Associated companies for further details. Distributions received from equity method investees are classified using the cumulative earnings approach. Under this approach, distributions received are considered returns on investment and are classified as cash inflows from operating activities, unless the cumulative distributions received, less distributions received in prior periods that were determined to be returns of investment, exceed cumulative equity in earnings recognized. When such an excess occurs, the current-period distribution up to this excess is deemed to be a return of investment, and is classified as cash inflows from investing activities.

Other assets
Other assets
Other assets consist of loans receivable, notes receivable, lease incentives, operating lease right-of-use (“ROU”) assets, debt issuance costs, derivative assets, other tangible fixed assets, straight-line rents, prepaid expenses, inventory, investments and other receivables.
Loans receivable
Loans receivable
Loans receivable are classified as held for investment (“HFI”) when the Company has the intent and ability to hold the loan for the foreseeable future or until maturity. Loans classified as HFI are recorded at amortized cost. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the contractual lives of the related loans. If we no longer have the intent and ability to hold a loan for the foreseeable future, then the loan is transferred to assets held for sale (“HFS”) at the lower of carrying value or estimated fair value less costs to sell. Once classified as HFS, the amount by which the carrying value exceeds fair value is recognized in our Consolidated Income Statements as an impairment loss.
In a purchase-and-leaseback transaction where the seller/lessee effectively retains control of the flight equipment asset, the purchase-and-leaseback is accounted for as a loan financing.

Notes receivables
Notes receivable
Notes receivable primarily arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. Notes classified as HFI are recorded at amortized cost.
Lease incentives
Lease incentives
We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of lease revenue.
Derivative financial instruments
Derivative financial instruments
We use derivative financial instruments to manage our exposure to interest rate risks. Derivatives are carried in our Consolidated Balance Sheets at fair value.
When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in accumulated other comprehensive income (loss) (“AOCI”), and the ineffective portion is recognized immediately in interest expense. Amounts reflected in AOCI related to the effective portion are reclassified into interest expense in the same period or periods during which the hedged transaction affects interest expense.
We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we recognize the changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting is not recognized in our Consolidated Income Statements unless it is probable that the forecasted cash flows will not occur. Such amounts are recognized in interest expense when the hedged transaction affects interest expense.
When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest rate-related derivatives between periods are recognized in interest expense in our Consolidated Income Statements.
Net cash received or paid under derivative contracts is classified as operating cash flows in our Consolidated Statements of Cash Flows.
Other tangible fixed assets
Other tangible fixed assets
Other tangible fixed assets are recorded at historical acquisition cost and depreciated at various rates over each asset’s estimated useful life on a straight-line basis. Depreciation expense on other tangible fixed assets is recorded in depreciation and amortization in our Consolidated Income Statements.
Investments
Investments
Equity securities without readily determinable fair values are carried at cost less impairment. We account for our investments with readily determinable fair values at fair value with all changes in fair value recognized in our Consolidated Income Statements.
Income taxes
Income taxes
Income tax expense is comprised of both current and deferred taxes. We recognize income tax expense in our Consolidated Income Statements, our Consolidated Statements of Comprehensive Income, and in our Consolidated Statements of Equity to the extent that it relates to items recognized directly in equity. We recognize the benefit of tax positions only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. We release tax effects from AOCI using a separate identification approach. We recognize interest and penalties related to income taxes in income tax expense (benefit) in our Consolidated Income Statements and as a liability in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets.
Deferred tax assets and liabilities
Deferred tax assets and liabilities
We recognize deferred taxes resulting from temporary differences between the financial statement carrying amount and the tax basis of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to carry forwards and deductible temporary differences are reduced by a valuation allowance to the amount that is more likely than not to be realized.

Accrued maintenance liability
Accrued maintenance liability
We use the expense as incurred model for planned major maintenance. Under this method, the estimated maintenance costs are expensed in the period incurred. In many instances, there is a short-term timing difference between when we incur the expense and the actual payment of this liability to the third-party maintenance provider. When these timing differences occur, we recognize an expense and accrue the corresponding liability in the Accrued maintenance liability line item on our Consolidated Balance Sheets.
When we lease a used aircraft, the maintenance condition of the aircraft generally will be less than 100% as a result of maintenance life usage by the prior lessee. For the next lessee of the used aircraft, we generally agree to reimburse the cost of the maintenance usage from the prior lessee, if and when the next lessee performs a qualifying maintenance event. These additional payments to our lessees related to prior lessee maintenance usage are generally referred to as “top-up” or lessor contribution payments which are considered to be a lessor cost and are expensed in the period incurred. These payments are in addition to our reimbursements of supplemental maintenance rents received from the current lessee during the lease period based on utilization.
In cases of a lessor contribution, where an aircraft is subject to lease, we consider the maintenance event to be incurred when the maintenance event is completed by the lessee and we confirm that the maintenance event qualifies for reimbursement under the lease provisions. In cases where the aircraft is not subject to lease and we are directing the maintenance activity, we consider the maintenance to be incurred over the period the maintenance activity is performed.
For all lease contracts acquired as part of the GECAS and ILFC transactions, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion amounts are recorded as increases to interest expense in our Consolidated Income Statements.
Debt and deferred debt issuance costs
Debt and deferred debt issuance costs
Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, fair value adjustments and debt issuance costs, where applicable. We amortize the amount of discounts, premiums and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. Debt issuance costs related to our line-of-credit arrangements are presented within other assets.

Fair value measurements
Fair value measurements
Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives and our investments at fair value on a recurring basis and measure the fair value of flight equipment, goodwill and definite-lived intangible assets on a non-recurring basis. Refer to Note 32—Fair value measurements.
Revenue recognition
Revenue recognition
We lease flight equipment principally under operating leases and recognize basic lease rental income over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include uneven rental payments on a straight-line basis. The amount of the difference between basic lease rental revenue recognized and cash received is included in other assets, or in the event it is a liability, in accounts payable, accrued expenses and other liabilities.
Lease agreements where rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate that existed at the commencement of the lease. Increases or decreases in lease payments that result from subsequent changes in the floating interest rate are considered contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.
Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full.
We periodically evaluate the collectability of our operating lease contracts to determine the appropriate revenue recognition and measurement model to apply to each lessee. Accrual-based revenue recognition ceases on an operating lease contract when the collection of the rental payments is no longer probable and thereafter rental revenues are recognized using a cash receipts basis (“Cash Accounting”). In the period when collection of lease payments is no longer probable, any difference between revenue amounts recognized to date under the accrual method and payments that have been collected from the lessee, including security deposit amounts held, is recognized as a current period adjustment to lease revenue. Subsequently, revenues are recognized based on the lesser of the straight-line rental income or the lease payments collected from the lessee until such time that collection is probable. We apply significant judgment in assessing at each reporting date whether operating rental payments are probable of collection by reference to the credit status of each lessee, including lessees in bankruptcy-type arrangements, the extent of overdue balances and other relevant factors.
Revenue from investment in finance leases is recognized using the interest method to produce a constant yield over the life of the lease and is included in basic lease rents for investment in finance leases and other income for loans.
Most of our lease contracts require rental payments in advance. Rental payments received but unearned are recorded as deferred revenue in our Consolidated Balance Sheets.
Under our flight equipment leases, the lessee is responsible for maintenance, repairs and other operating expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as lease revenue all supplemental maintenance rent receipts not expected to be reimbursed to the lessee. We estimate the total amount of maintenance reimbursements for the lease term and only record maintenance revenue after we have received sufficient maintenance rents to cover the total amount of estimated maintenance reimbursements during the remaining lease term.
In most lease contracts not requiring the payment of supplemental maintenance rents, and to the extent that the aircraft is redelivered in a different condition than at acceptance, we generally receive EOL cash compensation for the difference at redelivery. Upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL maintenance rights asset, and we recognize leasing expenses when the EOL maintenance rights asset exceeds the EOL cash received.
The accrued maintenance liability existing at lease termination, if any, is recognized as lease revenue net of the MR contract maintenance rights asset. When flight equipment is sold, the portion of the accrued maintenance liability not specifically assigned to the buyer is released net of any maintenance rights asset balance and is included in net gain on sale of assets.
Other income consists of proceeds from interest revenue, management fee revenue, insurance proceeds, claims sales, inventory sales and income related to other miscellaneous activities. Interest revenue from notes receivable, loans receivable and other interest-bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. We recognize revenue from bankruptcy claim sales when collectability of sales proceeds is reasonably assured and contingencies, if any, are resolved. Management fee revenue is recognized as income as it accrues over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if revenue recognition criteria are met.

Net gain on sales of assets
Net gain on sales of assets
We sell flight equipment in the normal course of our operations to manage our fleet and to realize the residual value of the assets at the end of their economic lives. These sales may include aircraft, engines or helicopters on lease to airlines as well as assets that are not on lease. In some cases, the terms and conditions of asset sale transactions may include continuing equity or debt investments in the asset, post-sale performance guarantees of asset cash flows or servicing arrangements. The presence of any of these terms and conditions requires us to determine whether control of the underlying asset has been transferred to the buyer, and whether we no longer have significant ownership risk in the asset, both of which are required for a sale and resulting gain or loss to be recognized.
Total loss write-offs
Total loss write-offs
Total loss write-offs result from the loss of an asset because of an unforeseen event (for example, an airplane crash incident, physical loss by wrongful deprivation, asset seizure, or other loss event). These events may be insured through the lessee’s insurance policies where we are named as the insured, and under our own insurance policies where the lessee’s insurance policy fails to indemnify us. We recognize an insurance receivable to the extent we have a claim from a loss from a total loss write-off event and the likelihood of recovering such loss or portion of the loss is probable at the balance sheet date.
We recognize insurance proceeds in excess of the loss recognized when all contingencies are resolved, which generally occurs when we receive a non-refundable cash payment from the insurers, or when we execute a binding settlement agreement with the insurers where a non-refundable payment will be made.
Unusual or infrequently occurring events or transactions
Unusual or infrequently occurring events or transactions
A material event or transaction that we consider to be unusual in nature or that is expected to occur infrequently, or both, is reported separately in our Consolidated Income Statements, gross of income taxes.

Allowance for credit losses
Allowance for credit losses
We are exposed to credit losses on our investment in finance leases, net, and loans and notes receivable (collectively “Financing Receivables”). The credit exposure of our Financing Receivables reflects the risk that our customers fail to meet their payment obligations and the risk that the aircraft value in an investment in finance lease, net is less than the unguaranteed residual value.
We estimate the expected risk of loss of our Financing Receivables over the remaining life using a probability of default and net exposure analysis. The probability of default is estimated based on historical cumulative default data, adjusted for current conditions of our Financing Receivables and similarly risk-rated counterparties over the contractual term. The net exposure (for Financing Receivables supported by aircraft collateral) is estimated based on the exposure, net of the estimated aircraft value in the instance of investment in finance leases, net, and other cash collateral, including security deposits and maintenance-related deposits, over the contractual term. For other Financing Receivables where we have reasonable and supportable forecasts of future conditions, we estimate the net exposure as the difference between the exposure and the present value of expected cash flows. We also estimate the expected risk of loss on the unguaranteed residual value based on the estimated value of the aircraft at the expiry of the finance lease.
Current expected credit loss provisions are classified as leasing expenses in our Consolidated Income Statements, with a corresponding allowance for credit loss amount reported as a reduction in the carrying amount of the related balance sheet amount. A write-off is recorded when all or part of the Financing Receivable is deemed uncollectable. Write-offs are charged against previously established allowances for credit losses. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses.
Share-based compensation
Share-based compensation
Employees may receive AerCap share-based awards, consisting of restricted stock units or restricted stock. Share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date and is recognized on a straight-line basis over the requisite service period. Share-based compensation expense is classified in selling, general and administrative expenses.

Foreign currency
Foreign currency
Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time of the transaction. Receivables or payables denominated in foreign currencies are remeasured into U.S. dollars at the exchange rate prevailing at the balance sheet date. All resulting exchange gains and losses are recorded in selling, general and administrative expenses in our Consolidated Income Statements. Foreign currency exchange gains or losses on our investments at fair value are recorded in gain (loss) on investments at fair value in our Consolidated Income Statements.
Variable interest entities
Variable interest entities
We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a variable interest entity (“VIE”); (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the VIE’s operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Earnings per share
Earnings per share
Basic Earnings (Loss) Per Share (“EPS”) is computed by dividing income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the purposes of calculating diluted EPS, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stock and stock options. In a period where a net loss is recognized, the denominator of the dilutive EPS calculation does not include potentially dilutive ordinary shares.
Reportable segments
Reportable segments
We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial flight equipment (“Commercial Flight Equipment Segment”). The Company manages the business activities on a consolidated basis and the Company’s chief operating decision maker is the Chief Executive Officer. The chief operating decision maker uses net income to evaluate the performance of the segment, and the returns generated from segment assets.
The accounting policies of the Commercial Flight Equipment Segment are the same as those described in the summary of significant accounting policies. Revenue, expenses and net income generated from the Commercial Flight Equipment Segment are reported on the income statement as consolidated net income. The measure of segment assets is reported on the balance sheet as total consolidated assets.
Accounting standards adopted during the year ended December 31, 2022, 2024 & Future application of accounting standards
Accounting standards adopted during the year ended December 31, 2022
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASC 848”). ASC 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. During the fourth quarter of 2022, we adopted ASC 848 (effective October 1, 2022). The adoption did not have a material impact on our financial statements.
Topic 848 provides several optional expedients that permit an entity not to apply otherwise applicable U.S. GAAP to contracts or transactions modified or otherwise affected due to reference rate reform, provided the conditions for the respective expedients are met. Before we commenced the transition of these instruments, contracts and leases to reference Secured Overnight Financing Rate (“SOFR” or “Term SOFR”) instead of LIBOR, we applied optional expedients under Topic 848. When we modified those agreements, we applied optional expedients that allowed us to (a) account for the contract modifications as continuations of the existing contracts without further accounting assessment that might otherwise be required and (b) continue cash flow hedging relationships without de-designation when changes are made to hedge documentation, contractual terms of the hedging instrument or forecasted transaction, hedged risk, and effectiveness assessment method.
In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which extends the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients in Topic 848. The adoption of ASU 2022-06, which was effective upon issuance, did not have a material effect on the Company’s consolidated financial statements.
We had certain debt instruments, derivative contracts, and leases that referenced LIBOR. We commenced the transition of our LIBOR-based instruments, contracts and leases to SOFR in October 2022. The transition of our LIBOR-based instruments was completed in October 2023.
Accounting standard adopted during the year ended December 31, 2024
Improvements to Reportable Segmental Disclosures
In November 2023, the FASB issued ASU 2023-07—Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures (“ASU 2023-07”). ASU 2023-07 enhances segmental reporting through expanding the breadth and frequency of segment disclosures. The standard was effective for fiscal years beginning after December 15, 2023 and early adoption was permitted. During the fourth quarter of 2024, we adopted ASU 2023-07. The adoption did not have a material effect on the Company’s consolidated financial statements.
Future application of accounting standards:
Disaggregation of Income Statement Expenses
In November 2024, FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires disaggregated information for specified categories of expenses, including inventory purchases, employee compensation, depreciation, amortization, and depletion, to be presented in certain expense captions on the face of the income statement. The new standard is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued after the effective date, or retrospectively to all prior periods presented. The Company is currently evaluating the impact of ASU 2024-03 on its consolidated financial statements.
Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09—Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis; however, retrospective application in all prior periods presented in the annual financial statements is permitted. The adoption of ASU 2023-09 is not expected to have a material effect on the Company’s consolidated financial statements.